Ordinary shares (Details) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	May 11, 2018
Disclosure Of Ordinary Shares [Abstract]
Ordinary shares, share authorized (in shares)		1,000,000,000	100
Ordinary shares, par value (in dollars per share)		$ 0.000000001	$ 0.01
Ordinary shares, issued (in shares)		363,572,659
Ordinary shares, outstanding (in shares)		363,572,659
Conversion of stock, description	On April 3, 2019, the Company adopted a dual-class ordinary share structure, pursuant to which, all the authorized ordinary shares were reclassified and re-designated into Class A ordinary shares and Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and shall not be converted into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.